CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income (loss) for the year	$ 57,376	$ (167,928)
Adjustments for:
Share of net (earnings) loss related to joint venture	(59,159)	126,264
Depreciation	163	98
Share-based payments	2,168	1,789
Finance income	(8,325)	(871)
Finance expense	35	35,640
Unrealized foreign exchange (gain) loss	(187)	20
Operating cash flow before working capital changes	(7,929)	(4,988)
Change in non-cash working capital	1,525	(3,760)
Cash used in operating activities	(6,404)	(8,748)
Investing activities:
Expenditures on property, plant and equipment	(76)	(39)
Gold Fields investment in joint venture	(0)	(20,000)
Redemption of preferred shares in joint venture	37,500	10,000
Interest received	506	210
Cash provided by investing activities	37,930	30,171
Financing activities:
Shares issued for cash on exercise of stock options	1,893	332
Shares repurchased under normal course issuer bid	(2,296)	(958)
Office lease payments	(117)	(39)
Cash used in financing activities	(520)	(665)
Impact of foreign exchange on cash and cash equivalents	36	(7)
Increase in cash and cash equivalents during the year	31,042	20,751
Cash and cash equivalents, beginning of year	31,109	10,358
Cash and cash equivalents, end of year	$ 62,151	$ 31,109